32. Disposal of assets and other changes in organizational structure (Details 2) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Sale amount	$ 3,262
Gain/(loss)	$ 1,273
Transaction closed one [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company’s 50% interest in PO&GBV to Petrovida Holding B.V. (PO&GBV), a joint venture registered in the Netherlands consisting of assets located in Nigeria.
Acquirer	Petrovida Holding B.V
Signature date	2018-10
Closing date	2020-01
Sale amount	$ 1,454
Gain/(loss)	$ 2
Transaction closed two [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of Pampo and Enchova groups (Enchova, Enchova Oeste, Marimbá, Piraúna, Bicudo, Bonito, Pampo, Trilha, Linguado and Badejo fields), located in shallow Waters in the Campos basin.
Acquirer	Trident Energy do Brasil LTDA, subsidiary of Trident Energy L.P
Signature date	2019-07
Closing date	2020-07
Sale amount	$ 419
Gain/(loss)	$ 364
Transaction closed three [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of onshore and offshore fields in Macau group (Aratum, Macau, Serra, Salina Cristal, Lagoa Aroeira, Porto Carão and Sanhaçu), in the Potiguar Basin.
Acquirer	SPE 3R Petroleum S.A., subsidiary of 3R Petroleum e Participações S.A
Signature date	2019-08
Closing date	2020-05
Sale amount	$ 174
Gain/(loss)	$ 75
Transaction closed four [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Purchase and sale agreement for the sale of the Company’s remaining 10% interest in Transportadora Associada de Gás S.A. (TAG).
Acquirer	Group formed by ENGIE and Caisse de Dépôt et Placement du Québec (CDPQ).
Signature date	2020-07
Closing date	2020-07
Sale amount	$ 191
Gain/(loss)	$ 28
Transaction closed five [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company’s interest in the Baúna field (awarded area BM-S-40), located in shallow waters in the Santos Basin.
Acquirer	Karoon Petróleo & Gás Ltda (Karoon), subsidiary of Karoon Energy Ltd.
Signature date	2019-07
Closing date	2020-11
Sale amount	$ 240
Gain/(loss)	$ 273
Transaction closed six [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company's interest in Liquigás Distribuidora S.A
Acquirer	Copagaz e Nacional Gás Butano
Signature date	2019-11
Closing date	2020-12
Sale amount	$ 784
Gain/(loss)	$ 531